Disposal of UYBA	6 Months Ended
Jun. 30, 2025
Disposal of UYBA [Abstract]
Disposal of UYBA

Note 4 — Disposal of UYBA

Our percentage ownership in UYBA was reduced from approximately 51% to approximately 49% on May 31, 2025 as a result of a capital infusion from minority shareholders. During the six months ended June 30, 2025, we determined that UYBA, being a volleyball team, did not fit within our strategy to develop a group of professional football clubs and, as such, we decided to sell UYBA.

On June 17, 2025, we entered into a Private Agreement with various parties under which we sold our entire interest to Selene Sas Di Immobiliare, Luna Srl “Selene”. Pursuant to the Private Agreement, among other things, (i) the Advertising Concession Agreement between Brera Milano and UYBA was terminated and no longer in effect in exchange for a payment of €175,000 from the Company to UYBA, (ii) the Company sold to its ownership share of UYBA representing approximately 49% of UYBA’s total share capital for €1.00, and (iii) the five directors appointed to UYBA’s board of directors by the Company resigned, all finalized by June 27, 2025.

In connection with the sale, the parties executed a private sale agreement that replaces all prior arrangements among Brera Holdings PLC, Brera Milano S.r.l., and UYBA S.r.l. The agreement confirms that Mr. Pirola’s personal guarantees remain his responsibility after the transfer, and that all parties have mutually waived any existing or potential claims against one another.

An assessment under IAS 24.9 was performed to determine whether Selene is a related party. Ms. Luna Pirola is the daughter of Brera board member Mr. Pirola, owns 99% of Selene. Accordingly, Selene qualifies as a related party of the Company. The transaction is deemed to have been conducted on an arm’s length basis based on the following:

-	The sale price of €1 was consistent with UYBA’s negative equity position and economic substance;

-	No preferential terms, guarantees, or side agreements were granted to the buyer;

-	The transaction was approved through appropriate governance channels;

-	The transfer occurred as part of Brera’s strategic divestment of non-core, loss-making assets.

Prior to disposal, Brera Holdings PLC settled the EUR175,000 payable owed by Brera Milano S.r.l. to UYBA. The settlement was an intercompany transaction within the Brera group, had no impact on UYBA’s net assets at the sale date, and was not part of the consideration exchanged with SELENE SAS. In accordance with IFRS 10.B98, as the settlement was unrelated to the disposal, it was excluded from the gain or loss on sale and eliminated in consolidation before deconsolidation.

As a result of the transaction, the Company lost control over UYBA, which had previously been consolidated as a subsidiary. Following the sale, the Company no longer holds any equity interest in UYBA and therefore ceased consolidating its financial results as of June 17, 2025.

At the date control was lost, UYBA had total assets of approximately EUR4.3 million and total liabilities of approximately EUR4.7 million, resulting in a net deficit position of approximately EUR365,000. See below table for details of the net deficit:

June 17, 2025
ASSETS
Current assets:
Cash	€268,129
Trade and other receivables	729,798
Inventory	3,757
Deposits and prepayments	23,869
Total current assets	1,025,553
Non-current assets:
Property, plant and equipment, net	1,003,963
Right-of-use assets, net	457,724
Goodwill	470,774
Intangible assets	1,335,174
Total assets	€4,293,188

LIABILITIES AND NET DEFICIT
Current liabilities:
Trade and other payables	€1,869,182
Trade and other payables – related parties	103,892
Deferred revenue	16,250
Lease liabilities	33,132
Loan payable	77,234
Bank overdraft	323,809
Total current liabilities	2,423,499
Non-current liabilities:
Trade and other payables	1,103,822
Lease liabilities	506,098
Loan payable	625,000
Total non-current liabilities	2,234,920
Total liabilities	€4,658,419
Net deficit	€(365,231)

The transaction resulted in a loss on disposal of EUR97,011, calculated as the difference between (i) the consideration received, (ii) the carrying amount of UYBA’s net liabilities removed from the consolidated statement of financial position, and (iii) the carrying amount of the non-controlling interest derecognized. This loss has been recognized in discontinued operations section within the condensed consolidated statement of profit or loss for the period ended January 1, 2025 through June 17, 2025.

Because the sale represented the divestment of a separate major line of business, the results of UYBA have been classified and presented as discontinued operations in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations. Accordingly, the Company’s consolidated statements of profit or loss for all prior periods presented have been retrospectively restated to separately present the results of continuing and discontinued operations. Comparative information in the notes to the financial statements has also been updated, where applicable, to reflect this presentation.

The sale of UYBA completed the Company’s divestment from the volleyball operations segment. The Company does not retain any ownership interest, management role, or continuing involvement in UYBA following the transaction.

See the tables below for the summary of assets and liabilities and statement of operations of UYBA classified as discontinued operations as of and for the periods presented.

December 31, 2024
ASSETS
Current assets:
Cash	€9,988
Trade and other receivables	544,660
Trade and other receivables – related parties	145,501
Inventory	3,757
Deposits and prepayments	29,113
Total current assets of discontinued operations	733,019
Non-current assets:
Property, plant and equipment, net	1,327,213
Right-of-use assets, net	507,719
Goodwill	470,774
Intangible assets	1,479,186
Total non-current assets of discontinued operations	3,784,892
Total assets of discontinued operations	€4,517,911

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Trade and other payables	€1,876,038
Trade and other payables – related parties	97,824
Deferred revenue	198,583
Lease liabilities	68,312
Loan payable	75,000
Bank overdraft	338,954
Total current liabilities of discontinued operations	2,654,711
Non-current liabilities:
Trade and other payables	1,195,276
Lease liabilities	496,714
Loan payable	137,500
Total non-current liabilities of discontinued operations	1,829,490
Total liabilities of discontinued operations	€4,484,201
	June 17, 2025	June 30, 2024

Revenue	€957,926	€762,133
Revenue – related parties	13,846	178,208
Cost of revenue	58,198	59,199
Gross profit	913,574	881,142

Operating expenses:
General and administrative expense	1,468,413	1,447,649
General and administrative expense – related parties	71,706	1,895
Total operating expenses	1,540,119	1,449,544

Operating loss from discontinued operations	(626,545)	(568,402)

Other income (expense):
Net fair value gain/(loss) on fair value through profit and loss	—	(4,000)
Net loss on disposal of subsidiary		—
Finance costs
Non-related parties	(21,924)	(36,349)
Net gain/(loss) on disposal of subsidiary	(97,011)	—
Other income	—	—
Non-related parties	34,622	54,934
Related parties	36
Total other income, net	(84,277)	14,585

Loss before income taxes from discontinued operations	(710,822)	(553,817)
Provision for income taxes	—	—
Net loss from discontinued operations	(710,822)	(553,817)

	June 17, 2025	June 30, 2024

Net cash provided by (used in) operating activities from discontinued operations	€(701,452)	€171,979
Net cash provided by (used in) investing activities from discontinued operations	€(32,539)	€(205,925)
Net cash provided by (used in) financing activities from discontinued operations	€487,500	€(108,909)